Income Taxes - Additional Information (Detail) $ in Thousands	12 Months Ended				24 Months Ended	60 Months Ended	72 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2027	Dec. 31, 2027	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Withholding Tax Rate On Dividend Distributed By Foreign Invested Enterprise To Its Immediate Holding Company	10.00%	10.00%
Net tax operating losses from PRC subsidiaries	¥ 11,252,500,000
Unrecognized tax benefits	48,600,000		¥ 30,817,000	¥ 15,000,000	¥ 15,000,000			$ 6,659	$ 4,222
Unrecognized tax benefits on net basis against the deferred tax assets related to tax loss carry forwards	9,400,000		0					1,300
Unrecognized tax benefits income tax penalties and interest expense	¥ 9,100,000	$ 1,300	0
Description of income tax examination	tax years ended December 31, 2021 through period ended December 31, 2024 remain open to examination by the PRC tax authorities	tax years ended December 31, 2021 through period ended December 31, 2024 remain open to examination by the PRC tax authorities
Net Income (Loss)	¥ 304,399,000	$ 41,702	(91,279,000)	¥ (806,883,000)
WFOE [Member]
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	39,200,000		¥ 30,800,000					5,400
Hong Kong [Member] | TwoTieredProfits Tax Regime [Member]
Income Tax Disclosure [Line Items]
Net Income (Loss)	¥ 2,000,000
Hong Kong [Member] | Tax Rate Sixteen Point Five Percent [Member] | TwoTieredProfits Tax Regime [Member]
Income Tax Disclosure [Line Items]
Income tax rate	16.50%	16.50%
Hong Kong [Member] | Profits On First HK Two Million [Member] | TwoTieredProfits Tax Regime [Member]
Income Tax Disclosure [Line Items]
Income tax rate	8.25%	8.25%
China [Member]
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%	25.00%
Net tax operating losses from PRC subsidiaries | $								$ 1,541,600
China [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Tax losses carry forwards period	10 years	10 years
Operating Loss Carry Forwards Expiration Year	2029	2029
China [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Tax losses carry forwards period	5 years	5 years
Operating Loss Carry Forwards Expiration Year	2025	2025
China [Member] | Qualifying Small Scale Enterprises [Member]
Income Tax Disclosure [Line Items]
Preferential tax rate	20.00%	20.00%
China [Member] | Qualifying Small Scale Enterprises [Member] | More Than 1 Million But Less Than 3 Million [Member] | Forecast [Member]
Income Tax Disclosure [Line Items]
Threshold Percentage Of Reduction Of Taxable Income Eligible For Qualifying Enterprises With Minimal Profits							75.00%
Percentage Of Reduced CIT Rate Eligible For Qualifying Enterprises With Minimal profits						20.00%
China [Member] | Qualifying Small Scale Enterprises [Member] | Less than 1 Million [Member]
Income Tax Disclosure [Line Items]
Threshold Percentage Of Reduction Of Taxable Income Eligible For Qualifying Enterprises With Minimal Profits					87.50%
China [Member] | Qualifying Small Scale Enterprises [Member] | Less than 1 Million [Member] | Forecast [Member]
Income Tax Disclosure [Line Items]
Threshold Percentage Of Reduction Of Taxable Income Eligible For Qualifying Enterprises With Minimal Profits						75.00%
Percentage Of Reduced CIT Rate Eligible For Qualifying Enterprises With Minimal profits						20.00%